UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2014 (Unaudited)

DWS Mid Cap Value Fund
	Shares	Value ($)
Common Stocks 96.0%
Consumer Discretionary 16.6%
Auto Components 3.2%
Visteon Corp.*	81,640	6,811,225
Hotels, Restaurants & Leisure 1.6%
The Wendy's Co.	350,308	3,355,951
Household Durables 3.5%
Newell Rubbermaid, Inc.	231,070	7,419,658
Internet & Catalog Retail 3.0%
Expedia, Inc.	80,727	6,339,491
Specialty Retail 2.5%
Ross Stores, Inc.	72,430	5,272,904
Textiles, Apparel & Luxury Goods 2.8%
Hanesbrands, Inc.	81,910	6,002,365
Consumer Staples 2.9%
Food Products
Ingredion, Inc.	92,880	6,115,219
Energy 5.1%
Oil, Gas & Consumable Fuels
Pioneer Natural Resources Co.	27,840	5,600,851
QEP Resources, Inc.	178,320	5,158,798

		10,759,649
Financials 18.6%
Commercial Banks 2.0%
M&T Bank Corp.	36,472	4,252,271
Insurance 15.1%
CNO Financial Group, Inc.	313,724	5,728,600
Hartford Financial Services Group, Inc.	165,865	5,836,789
PartnerRe Ltd.	46,582	4,606,028
Reinsurance Group of America, Inc.	73,196	5,635,360
Validus Holdings Ltd.	140,760	5,181,376
XL Group PLC	164,810	5,010,224

		31,998,377
Real Estate Investment Trusts 1.5%
Plum Creek Timber Co., Inc. (REIT)	74,107	3,208,092
Health Care 9.4%
Health Care Equipment & Supplies 2.6%
CareFusion Corp.*	135,890	5,507,622
Health Care Providers & Services 4.9%
HealthSouth Corp.	154,850	5,060,498
Omnicare, Inc.	89,600	5,277,440

		10,337,938
Life Sciences Tools & Services 1.9%
PerkinElmer, Inc.	88,080	3,991,785
Industrials 20.8%
Building Products 3.1%
Owens Corning*	143,825	6,581,432
Commercial Services & Supplies 4.2%
ADT Corp.	127,903	3,927,901
Covanta Holding Corp.	270,553	4,869,954

		8,797,855
Electrical Equipment 2.4%
The Babcock & Wilcox Co.	157,200	5,181,312
Machinery 5.2%
Crane Co.	85,518	6,107,695
Xylem, Inc.	122,726	4,829,268

		10,936,963
Marine 3.0%
Kirby Corp.*	60,570	6,336,228
Trading Companies & Distributors 2.9%
AerCap Holdings NV*	144,146	6,198,278
Information Technology 12.9%
Communications Equipment 4.9%
Harris Corp.	77,799	5,743,122
Juniper Networks, Inc.*	177,414	4,744,050

		10,487,172
Electronic Equipment, Instruments & Components 3.2%
Dolby Laboratories, Inc. "A"*	164,147	6,767,781
IT Services 4.8%
Convergys Corp.	227,895	4,665,011
Global Payments, Inc.	77,698	5,464,500

		10,129,511
Materials 7.2%
Chemicals 4.5%
Ashland, Inc.	55,200	5,209,224
Celanese Corp. "A"	80,311	4,287,804

		9,497,028
Containers & Packaging 2.7%
Sealed Air Corp.	171,540	5,839,222
Utilities 2.5%
Electric Utilities
Northeast Utilities	118,910	5,285,550

Total Common Stocks (Cost $171,437,606)		203,410,879
Cash Equivalents 3.7%
Central Cash Management Fund, 0.06% (a) (Cost $7,726,373)	7,726,373	7,726,373

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $179,163,979) †	99.7	211,137,252
Other Assets and Liabilities, Net	0.3	684,996

Net Assets	100.0	211,822,248

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $179,163,979.  At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $31,973,273.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,329,799 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,356,526.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$203,410,879	$—	$—	$203,410,879
Short-Term Investments	7,726,373	—	—	7,726,373
Total	$211,137,252	$—	$—	$211,137,252

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2014